Average Annual Total Returns - Pro-Blend(R) Conservative Term Series	Mar. 01, 2021
ConservativeTermCompositeBenchmark [Member]
Average Annual Return:
1 Year	9.99%
5 Years	6.73%
10 Years	5.84%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.60%
5 Years	3.46%
10 Years	3.10%
CLASS S
Average Annual Return:
1 Year	10.49%
5 Years	6.74%
10 Years	5.32%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	6.98%
5 Years	5.18%
10 Years	3.97%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.82%
5 Years	4.77%
10 Years	3.80%
CLASS I
Average Annual Return:
1 Year	10.92%
5 Years	7.00%
10 Years	5.55%
CLASS R
Average Annual Return:
1 Year	10.42%
5 Years	6.47%
10 Years	5.03%
Inception Date	Jun. 30, 2010
CLASS L
Average Annual Return:
1 Year	9.78%
5 Years	5.93%
10 Years	4.50%
Inception Date	Jan. 04, 2010
Class W
Average Annual Return:
1 Year	11.45%
5 Years	7.05%
10 Years	5.47%
Inception Date	Apr. 01, 2019